Flight Equipment Spare Parts - Summary of Flight Equipment Spare Parts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ 1,799	¥ 2,054
Flight equipment spare parts [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	1,799	2,054
Flight equipment spare parts [member] | Cost [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	2,059	2,299
Flight equipment spare parts [member] | Impairment [member]
Disclosure of inventories [Line Items]
Flight equipment spare parts	¥ (260)	¥ (245)